Property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	₨ 12,496,784		₨ 11,801,530
Balance at the ending	16,694,877	$ 220,228	12,496,784	₨ 11,801,530
Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	147,176		147,176
Balance at the ending	147,176		147,176	147,176
Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	3,896,010		3,704,805
Balance at the ending	3,885,982		3,896,010	3,704,805
Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	5,570,310		4,961,967
Balance at the ending	6,669,988		5,570,310	4,961,967
Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	12,016,915		10,896,008
Balance at the ending	14,149,645		12,016,915	10,896,008
Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	191,452		250,353
Balance at the ending	232,889		191,452	250,353
Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	581,639		501,180
Balance at the ending	785,462		581,639	501,180
Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,630,304		1,330,481
Balance at the ending	2,428,124		1,630,304	1,330,481
Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	24		46
Balance at the ending	24		24	46
Construction in Progress [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	479,869		905,522
Balance at the ending	2,545,232		479,869	905,522
Gross carrying amount [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	26,304,397		23,174,510	19,981,442
Additions	4,485,212		3,142,282	6,118,960
Disposals or Deletions	27,843		12,395	95,920
Balance at the ending	30,761,766		26,304,397	23,174,510
Gross carrying amount [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16				2,829,972
Gross carrying amount [member] | Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	147,176		147,176
Additions	0		0	147,176
Balance at the ending	147,176		147,176	147,176
Gross carrying amount [member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	4,767,708		4,395,750	2,437,687
Additions	178,465		371,958	2,249,209
Disposals or Deletions	1,695		0	0
Balance at the ending	4,944,478		4,767,708	4,395,750
Gross carrying amount [member] | Building [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16				291,146
Gross carrying amount [member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	15,161,056		13,426,602	13,944,419
Additions	2,369,218		1,742,724	2,111,324
Disposals or Deletions	18,051		8,270	90,315
Balance at the ending	17,512,223		15,161,056	13,426,602
Gross carrying amount [member] | Plant and machinery [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16				2,538,826
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	26,304,397		23,174,510	19,981,442
Additions	4,485,212		3,142,282	6,118,960
Disposals or Deletions	27,843		12,395	95,920
Balance at the ending	30,761,766		26,304,397	23,174,510
Gross carrying amount [member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,685,739		1,601,641	1,517,322
Additions	185,020		87,151	89,817
Disposals or Deletions	7,290		3,053	5,498
Balance at the ending	1,863,469		1,685,739	1,601,641
Gross carrying amount [member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,294,796		1,054,432	684,295
Additions	401,029		240,666	370,171
Disposals or Deletions	530		302	34
Balance at the ending	1,695,295		1,294,796	1,054,432
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	3,238,201		2,539,188	1,388,063
Additions	1,351,480		699,783	1,151,198
Disposals or Deletions	277		770	73
Balance at the ending	4,589,404		3,238,201	2,539,188
Gross carrying amount [member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,721		9,721	9,656
Additions	0		0	65
Disposals or Deletions	0		0	0
Balance at the ending	9,721		9,721	9,721
Accumulated depreciation and amortisations [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	14,287,482		12,278,502	13,142,079
Depreciation for the year	2,352,409		2,021,211	1,584,370
Disposals or Deletions	27,770		12,231	74,495
Balance at the ending	16,612,121		14,287,482	12,278,502
Accumulated depreciation and amortisations [Member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning			12,278,501
Adjustment on adoption of IFRS 16				2,373,453
Balance at the ending				12,278,501
Accumulated depreciation and amortisations [Member] | Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Disposals or Deletions	0
Accumulated depreciation and amortisations [Member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	871,698		690,945	723,160
Depreciation for the year	186,798		180,753	96,544
Disposals or Deletions	0		0	0
Balance at the ending	1,058,496		871,698	690,945
Accumulated depreciation and amortisations [Member] | Building [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16				128,759
Accumulated depreciation and amortisations [Member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,590,746		8,464,635	9,817,005
Depreciation for the year	1,269,471		1,134,268	961,273
Disposals or Deletions	17,982		8,157	68,950
Balance at the ending	10,842,235		9,590,746	8,464,635
Accumulated depreciation and amortisations [Member] | Plant and machinery [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning			8,464,634
Adjustment on adoption of IFRS 16				2,244,694
Balance at the ending				8,464,634
Accumulated depreciation and amortisations [Member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	14,287,482		12,278,502	13,142,079
Depreciation for the year	2,352,409		2,021,211	1,584,370
Disposals or Deletions	27,770		12,231	74,495
Balance at the ending	16,612,121		14,287,482	12,278,502
Accumulated depreciation and amortisations [Member] | Property, plant and equipment [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning			12,278,501
Balance at the ending				12,278,501
Accumulated depreciation and amortisations [Member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,494,287		1,351,288	1,185,171
Depreciation for the year	143,526		146,051	171,555
Disposals or Deletions	7,233		3,052	5,438
Balance at the ending	1,630,581		1,494,287	1,351,288
Accumulated depreciation and amortisations [Member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	713,157		553,252	424,921
Depreciation for the year	197,215		160,144	128,365
Disposals or Deletions	539		239	34
Balance at the ending	909,833		713,157	553,252
Accumulated depreciation and amortisations [Member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,607,897		1,208,707	983,366
Depreciation for the year	555,399		399,973	225,414
Disposals or Deletions	2,016		783	73
Balance at the ending	2,161,280		1,607,897	1,208,707
Accumulated depreciation and amortisations [Member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,697		9,675	8,456
Depreciation for the year	0		22	1,219
Disposals or Deletions	0		0	0
Balance at the ending	₨ 9,697		₨ 9,697	₨ 9,675